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SECURITIES AND EXCHANGE COMMISSION

Washington, DC  20549

"Rule 24f-2 Notice"

Fidelity Destiny Portfolios


(Name of Registrant)

File No. 2-34099


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FILE NO. 2-34099


Fidelity Destiny Portfolios
: Fidelity Destiny I


RULE 24F-2 - FILED PURSUANT TO RULE

24f-2(b)(1) OF THE INVESTMENT COMPANY ACT OF 1940

(i)   Fiscal Year for Which Notice Filed

Fiscal year ended September 30, 1995


(ii)    Number of Securities Which Remained Unsold at Beginning of
Fiscal Year
Registered Other Than Pursuant to Rule 24f-2

5,332,246 shares


(iii) Number of Securities Registered During Fiscal Year Other Than Pursuant to Rule 24f-2

No shares


(iv)    Number of Securities Sold During Fiscal Year

8,281,603 shares


For information relating to the calculation of the filing fee, see Note (1) below.

(v)   Number of Securities Sold During Fiscal Year Pursuant to Rule
24f-2

8,281,603 shares






Number of Shares

Aggregate Price




Sales Pursuant to Rule 24f-2:


8,281,603

$
137,291,888

Redemptions See Note (2) :


(8,281,603)

$
(137,291,888)


Note (2) :    The total number of shares redeemed for the total dollar
amount of
redemptions for the fiscal period ended September 30, 1995
, aggregated
12,689,491
 and $209,384,277
, respectively. An additional filing
pursuant to Rule 24e-2 can be made to register a number of shares that will include the share redemptions not utilized under Rule 24f-2.

Net Sales Pursuant to Rule 24f-2:


0

$
0



Note (1) : Pursuant to Rule 24f-2(c), the filing fee, calculated in the manner specified in Section 6(b) of the Securities Act of 1933, amounted to: $0


Fidelity Destiny Portfolios
:

Fidelity Destiny I


By  John H. Costello

        Assistant Treasurer

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FILE NO. 2-34099


Fidelity Destiny Portfolios
: Fidelity Destiny II


RULE 24F-2 - FILED PURSUANT TO RULE

24f-2(b)(1) OF THE INVESTMENT COMPANY ACT OF 1940

(i)   Fiscal Year for Which Notice Filed

Fiscal year ended September 30, 1995


(ii)    Number of Securities Which Remained Unsold at Beginning of
Fiscal Year
Registered Other Than Pursuant to Rule 24f-2

No shares


(iii) Number of Securities Registered During Fiscal Year Other Than Pursuant to Rule 24f-2

No shares


(iv)    Number of Securities Sold During Fiscal Year

9,406,008 shares


For information relating to the calculation of the filing fee, see Note (1) below.

(v)   Number of Securities Sold During Fiscal Year Pursuant to Rule
24f-2

9,406,008 shares






Number of Shares

Aggregate Price




Sales Pursuant to Rule 24f-2:


9,406,008

$
261,682,843

Redemptions:


(3,015,787)

$
(84,723,915)

Net Sales Pursuant to Rule 24f-2:


6,390,221

$
176,958,928



Note (1) : Pursuant to Rule 24f-2(c), the filing fee, calculated in the manner specified in Section 6(b) of the Securities Act of 1933, amounted to: $35,391.79


Fidelity Destiny Portfolios
:

Fidelity Destiny II


By  John H. Costello

        Assistant Treasurer

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